Wells Fargo Variable Trust

Registration Nos. 333-74283; 811-09255

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Variable Trust (the “Trust”) that the Prospectuses and related Statement of Additional Information describing the Variable Trust Funds of the Trust, all of which would have been filed pursuant to

17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statement of Additional Information for the aforementioned Funds contained in Post-Effective Amendment No. 20 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on May 1, 2007.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 4th day of May 2007.

Witness:	WELLS FARGO FUNDS TRUST

By:	/s/___________________	By:	/s/_______________________
Name:	Johanne F. Castro	Carol Lorts
Title:	Assistant Secretary	Assistant Secretary